Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other receivables
Schedule of trade and other receivables

	2024	2023
	€m	€m
Included within non-current assets
Trade receivables	8	51
Trade receivables held at fair value through other comprehensive income	294	337
Net investment in leases	211	267
Contract assets	450	494
Contract-related costs	676	690
Other receivables	78	66
Prepayments	239	296
Derivative financial instruments[1]	4,011	5,642
	5,967	7,843
Included within current assets
Trade receivables	2,841	3,277
Trade receivables held at fair value through other comprehensive income	441	566
Net investment in leases	99	106
Contract assets	2,413	3,063
Contract-related costs	1,169	1,471
Amounts owed by associates and joint ventures	130	175
Other receivables	686	730
Prepayments	600	835
Derivative financial instruments[1]	215	482
	8,594	10,705

Note:

1

Includes €22 million (2023: €198 million) of embedded derivative option for which fair value is based on level 3 of the fair value hierarchy (see section on fair value carrying value information within note 22 ‘Capital and Risk Management’). All other items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.